UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04864

Exact name of registrant as specified in charter:	Jennison Value Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	10/31/2006

Date of reporting period:	7/31/2006

Item 1. Schedule of Investments

Jennison Value Fund

Schedule of Investments

as of July 31, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.8%
COMMON STOCKS

Aerospace & Defense 2.0%
569,400	Honeywell International, Inc.	$22,035,780

Biotechnology 1.1%
167,000	Amgen, Inc.(a)	11,646,580

Building Products 1.1%
321,000	American Standard Cos., Inc.	12,400,230

Capital Markets 7.4%
561,800	Bank of New York Co., Inc. (The)	18,882,098
254,700	Lazard Ltd. (Class A)	9,946,035
228,000	Mellon Financial Corp.	7,980,000
316,500	Merrill Lynch & Co., Inc.	23,047,530
404,400	UBS AG	21,999,360

		81,855,023

Chemicals 2.4%
397,900	E.I. du Pont de Nemours & Co.(b)	15,780,714
647,100	Mosaic Co. (The)(a)(b)	10,152,999

		25,933,713

Commercial Banks 1.2%
417,758	Royal Bank of Scotland Group PLC (United Kingdom)	13,594,128

Commercial Services & Supplies 1.9%
613,100	Waste Management, Inc.	21,078,378

Communications Equipment 3.3%
1,426,800	Avaya, Inc.(a)	13,212,168
636,600	Motorola, Inc.	14,489,016
409,900	Nokia Corp., ADR (Finland)	8,136,515

		35,837,699

Computers & Peripherals 0.8%
411,100	Dell, Inc.(a)	8,912,648

Consumer Finance 1.0%
206,500	American Express Co.	10,750,390

Diversified Consumer Services 0.5%
188,000	Career Education Corp.(a)(b)	5,350,480

Diversified Financial Services 8.5%
630,246	Bank of America Corp.	32,476,575
656,200	Citigroup, Inc.	31,701,022
354,800	JP Morgan Chase & Co.	16,185,976
536,200	KKR Private Equity Investors LLP, RDU, 144A (a)(g)(i) (cost $13,370,899; purchased 5/3/06 – 5/5/06)	12,600,700

		92,964,273

Diversified Telecommunication Services 1.4%
327,000	Verizon Communications, Inc.	11,059,140
367,354	Windstream Corp.	4,602,946

		15,662,086

Electric Utilities 1.2%
229,300	Exelon Corp.	13,276,470

Energy Equipment & Services 1.0%
147,300	Transocean, Inc.(a)	11,375,979

Food & Staples Retailing 3.3%
1,147,000	Kroger Co. (The)	26,300,710
232,600	Wal-Mart Stores, Inc.	10,350,700

		36,651,410

Food Products 3.0%
508,100	Cadbury Schweppes PLC, ADR (United Kingdom)(b)	19,948,006
627,000	ConAgra Foods, Inc.	13,480,500

		33,428,506

Health Care Providers & Services 2.0%
123,800	CIGNA Corp.	11,296,750
244,500	Omnicare, Inc.	11,066,070

		22,362,820

Hotels, Restaurants & Leisure 2.1%
218,400	Hilton Hotels Corp.	5,226,312
269,100	McDonald’s Corp.	9,523,449
295,200	OSI Restaurant Partners, Inc.(b)	8,528,328

		23,278,089

Household Products 1.7%
302,500	Kimberly-Clark Corp.	18,467,625

Independent Power Producers & Energy Traders 2.4%
412,800	TXU Corp.	26,514,144

Industrial Conglomerates 3.0%
457,500	General Electric Co.	14,955,675
704,400	Tyco International Ltd.	18,377,796

		33,333,471

Insurance 8.4%
461,400	American International Group, Inc.	27,993,138
488,700	Axis Capital Holdings Ltd.	14,445,972
237,700	Genworth Financial, Inc.(Class A)	8,153,110
602,100	Loews Corp.	22,313,826
1,063,900	Montpelier Re Holdings, Ltd.(b)	19,235,312

		92,141,358

Internet & Catalog Retail 0.8%
353,600	IAC/InterActiveCorp.(a)(b)	8,383,856

Media 5.0%
583,900	Comcast Corp. (Class A)(a)	20,074,482
888,883	Liberty Global, Inc. (Series C)(a)	18,826,542
464,957	Viacom, Inc. (Class B)(a)	16,203,751

		55,104,775

Metals & Mining 1.3%
164,300	Phelps Dodge Corp.	14,349,962

Multi-Utilities 1.3%
297,700	Sempra Energy	14,367,002

Office Electronics 1.9%
1,464,800	Xerox Corp.(a)	20,639,032

Oil, Gas & Consumable Fuels 13.1%
284,700	Hess Corp.(b)	15,060,630
226,100	Marathon Oil Corp.	20,493,704
311,500	Nexen, Inc.	18,291,280
241,200	Occidental Petroleum Corp.	25,989,300
196,400	Petroleo Brasileiro S.A., ADR (Brazil)	18,045,232
294,900	Suncor Energy, Inc.	23,901,645
236,629	Trident Resources Corp., Private (Canada)(a)(f)(g) (Cost $9,942,621; purchased 3/11/05-1/5/06)	10,454,582
176,400	Valero Energy Corp.	11,894,652

		144,131,025

Pharmaceuticals 3.9%
281,200	Abbott Laboratories	13,432,924
291,400	Novartis AG, ADR (Switzerland)	16,382,508
264,700	Sanofi-Aventis, ADR (France)	12,544,133

		42,359,565

Software 0.9%
487,200	CA, Inc.(b)	10,211,712

Textiles, Apparel & Luxury Goods 1.0%
136,200	Nike, Inc. (Class B)	10,759,800

Thrifts & Mortgage Finance 0.6%
184,300	Countrywide Financial Corp.	6,603,469

Tobacco 2.9%
395,000	Altria Group, Inc.	31,588,150

Wireless Telecommunication Services 4.4%
355,300	Alltel Corp.	19,601,901
1,008,475	Sprint Nextel Corp.(b)	19,967,805
381,938	Vodafone Group PLC, ADR (United Kingdom)(b)	8,280,416

		47,850,122

	Total long-term investments (cost $871,831,659)	1,075,199,750

SHORT-TERM INVESTMENTS 12.1%
Affiliated Money Market Mutual Fund

132,887,453	Dryden Core Investment Fund - Taxable Money Market Series (cost $132,887,453; includes $108,468,216 of cash collateral received for securities on loan)(c)(d)	132,887,453

	Total Investments(e) 109.9% (cost $1,004,719,112)(h)	1,208,087,203

	Liabilities in excess of other assets (9.9%)	(109,297,005)

	Net Assets 100.0%	$1,098,790,198

The following abbreviations are used in portfolio descriptions:

ADR – American Depositary Receipt

RDU – Restricted Depositary Unit

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $104,675,134; cash collateral of $108,468,216 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the Manager of the Fund, also serves as Manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(e)	As of July 31, 2006, two securities valued at $23,055,282 and representing 1.9% of the total market value of the portfolio was fair valued in accordance with the policies adopted by the Board of Trustees.
(f)	Indicates an illiquid security.
(g)	Indicates a security restricted as to resale. The aggregate cost is $23,313,520. The aggregate value of $23,055,282 at July 31, 2006 is approximately 2.1% of net assets.
(h)	The United States federal income tax basis of the Fund’s investments was $1,006,073,653; accordingly net unrealized appreciation on investments for federal income tax purposes was $202,013,550 (gross unrealized appreciation $227,556,853; gross unrealized depreciation $25,543,303). The difference between the book and the tax basis is attributable to deferred losses on wash sales.
(i)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (“the Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Value Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date  September 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date September 25, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 25, 2006

*	Print the name and title of each signing officer under his or her signature.